Post-retirement pension and other defined benefit schemes - Assumptions (Details) - Y	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Post-retirement benefits
Retirement age used in life expectancy assumption	65 years
UK defined benefit plans
Post-retirement benefits
Inflation assumption (as a percent)	3.20%	3.10%
Rate of increase in pensions in payment (as a percent)	3.00%	2.90%
Discount rate - defined benefit obligation (as a percent)	5.50%	4.60%
Discount rate - interest cost	5.40%	4.60%
Discount rate - service cost	5.50%	4.50%
Weighted average duration of defined benefit obligation	11 years
Initial rate of improvement	0.50%
Smoothing parameter	7
Long-term improvement rate	1.00%
Average age at which members are expected to transfer out of plan	57
Percentage of members assumed to transfer out	15.00%	25.00%
UK defined benefit plans | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	22 years 1 month 6 days	22 years 1 month 6 days
UK defined benefit plans | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	23 years 1 month 6 days	23 years 1 month 6 days
UK defined benefit plans | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 8 months 12 days	23 years 8 months 12 days
UK defined benefit plans | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	24 years 9 months 18 days	24 years 9 months 18 days
UNITED STATES
Post-retirement benefits
Discount rate - defined benefit obligation (as a percent)		4.70%
Discount rate - interest cost		4.70%
SWEDEN
Post-retirement benefits
Inflation assumption (as a percent)	1.80%	1.60%
Rate of increase in salaries (as a percent)	3.30%	3.10%
Rate of increase in pensions in payment (as a percent)	1.80%	1.60%
Discount rate - defined benefit obligation (as a percent)	3.50%	3.30%
Discount rate - interest cost	3.40%	3.30%
Discount rate - service cost	3.50%	3.30%
Weighted average duration of defined benefit obligation	16 years
SWEDEN | Life expectancy assumptions at age 65 for male members retiring currently
Post-retirement benefits
Life expectancy assumption	21 years 9 months 18 days	21 years 9 months 18 days
SWEDEN | Life expectancy assumptions at age 65 for male members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	24 years 1 month 6 days	23 years 7 months 6 days
SWEDEN | Life expectancy assumptions at age 65 for female members retiring currently
Post-retirement benefits
Life expectancy assumption	23 years 10 months 24 days	23 years 10 months 24 days
SWEDEN | Life expectancy assumptions at age 65 for female members expected to retire in twenty-years
Post-retirement benefits
Life expectancy assumption	26 years 3 months 18 days	26 years
Rest of Group
Post-retirement benefits
Inflation assumption (as a percent)	2.10%
Rate of increase in salaries (as a percent)	3.60%
Rate of increase in pensions in payment (as a percent)	2.10%
Discount rate - defined benefit obligation (as a percent)	3.50%
Discount rate - interest cost	3.50%
Discount rate - service cost	3.50%
Weighted average duration of defined benefit obligation	13 years
Rest of group (prior to 2024 disaggregation)
Post-retirement benefits
Inflation assumption (as a percent)		2.20%
Rate of increase in salaries (as a percent)		3.70%
Rate of increase in pensions in payment (as a percent)		2.20%
Discount rate - defined benefit obligation (as a percent)		3.30%
Discount rate - interest cost		3.30%
Discount rate - service cost		3.30%